Registration No. 33-30198

File No. 811-05867

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 70	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of December, 2017.

Oppenheimer Multi-State Municipal Trust

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble* Brian F. Wruble	Chairman of the Board of Trustees	December 12, 2017

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	December 12, 2017

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	December 12, 2017

Beth Ann Brown* Beth Ann Brown	Trustee	December 12, 2017

Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	December 12, 2017

Elizabeth Krentzman* Elizabeth Krentzman	Trustee	December 12, 2017

Mary F. Miller* Mary F. Miller	Trustee	December 12, 2017

Joel W. Motley* Joel W. Motley	Trustee	December 12, 2017

Joanne Pace* Joanne Pace	Trustee	December 12, 2017

Daniel Vandivort* Daniel Vandivort	Trustee	December 12, 2017

*By:	/s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

C-1